John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2197

E-Mail: aouellette@jhancock.com

Name : Alfred P. Ouellette

Title:	Assistant Vice President and
Senior Counsel

September 4, 2007

EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	John Hancock Bond Trust– (the “Trust”)

John Hancock High Yield Fund (the “Fund”)

File Nos. 811-3006 and 2-66906	CIK: 0000315554

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the forms of the Institutional Class I share Prospectus of the Fund and the revised Statement of Additional Information dated August 28, 2007 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment, and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette

Alfred P. Ouellette

Assistant Secretary